Shareholders' Equity (Details) - USD ($)						1 Months Ended	6 Months Ended
		Apr. 03, 2025	Apr. 01, 2025	Nov. 20, 2024	Sep. 16, 2024	Apr. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 27, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Shareholders’ Equity [Line Items]
Common stock authorized	[1]						100,000,000	100,000,000
Common stock par value (in Dollars per share)	[1]						$ 0.0005	$ 0.0005
Share issued					11,100
Percentage of share capital					10.00%
Total consideration (in Dollars)					$ 2,000,000
Share price (in Dollars per share)						$ 4
Grant period			45 days
Offering price per share (in Dollars per share)		$ 4
Gross proceeds (in Dollars)		$ 10,656,000
Costs capitalized amount (in Dollars)								$ 639,587
Ordinary shares issued	[1]						24,864,000	22,200,000
Ordinary shares outstanding	[1]						24,864,000	22,200,000
Mr. Ngai Ming Yuk [Member]
Shareholders’ Equity [Line Items]
Share issued					1,100
IPO [Member]
Shareholders’ Equity [Line Items]
Share issued		2,664,000				2,664,000
Aggregate ordinary shares			2,664,000
Share price (in Dollars per share)			$ 4
Grant period			45 days
Costs capitalized amount (in Dollars)							$ 2,513,538
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Share issued			399,600
Aggregate ordinary shares			399,600
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Common stock authorized				100,000,000
Common stock par value (in Dollars per share)				$ 0.0005	$ 1			$ 0.0005
Share issued					1,100		2,664,000 [2]
Authorized share capital (in Dollars)				$ 50,000
Ordinary shares issued							24,864,000
Ordinary shares outstanding	[2]						24,864,000	22,200,000	20,000,000		20,000,000	20,000,000	20,000,000
Ordinary Shares [Member] | Cayman Islands [Member]
Shareholders’ Equity [Line Items]
Common stock authorized										50,000
Common stock outstanding										10,000
Common stock par value (in Dollars per share)										$ 1
Ordinary Shares [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Common stock par value (in Dollars per share)				$ 1
Share split				2,000
Number of shares issued and outstanding				22,200,000
Ordinary Shares [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Common stock par value (in Dollars per share)				$ 0.0005
Share split				1
Number of shares issued and outstanding				11,100

[1]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.
[2]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.